Note 13 - Stockholders' Equity - Nonvested Restricted Stock Unit Activity (Details) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Restricted Stock Units (RSUs) [Member]
Non-vested restricted stock units (in shares)	57,790	124,364
Non-vested restricted stock units	$ 253,000	$ 472,000
Vested (in shares)	(55,670)	(57,790)
Vested	$ 199,000	$ 253,000
Forfeited (in shares)	(2,120)	(8,784)
Forfeited	$ 5,000	$ 39,000
Non-Vested restricted stock units (in shares)		57,790
Non-Vested restricted stock units		$ 253,000
Non-vested restricted stock units (in shares)	89,676
Forfeited (in shares)	(89,676)
Non-Vested restricted stock units (in shares)		89,676